Employee Benefit Plans (Amounts Expensed Related To Plans) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Savings Plan [Member]
Postretirement Health Care Plans [Line Items]
Amount expensed related to plans	$ 19.6	$ 20.5	$ 21.3
Non-U.S. Others [Member]
Postretirement Health Care Plans [Line Items]
Amount expensed related to plans	$ 2.9	$ 2.4	$ 2.2